United
High Income
Fund II, Inc.
SEMIANNUAL REPORT
March 31, 2000

This report is submitted for the general information of the shareholders of United High Income Fund II, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund II, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 2000
Dear Shareholder:

We are delighted to share with you this report on your Fundis operations for the six months ended March 31, 2000.

This six-month period provided some remarkable gains, especially in many of the so-called "new economy" stocks. The exceptional performance of these stocks was evident in the Nasdaq Composite Index, which is made up primarily of technology-oriented companies; and in the Russell 2000, which includes many small-cap growth companies. The Nasdaq Composite recorded a remarkable gain of 67 percent over the six months ended March 31, 2000. The Russell 2000 rose a very strong 27 percent over the period.

The performance of the two other major indices -- the Dow Jones Industrial Average and the Standard & Pooris 500 -- did not match the Nasdaq or Russell, reflecting a growing investor sentiment that the "old economy" companies that they include could not provide the growth opportunity of their "new economy" counterparts. Still, their performance, by historical standards, was very strong. The S&P 500, the index most often used to track the performance of the largest U.S. stocks, rose 18 percent for the six months ended March 31. The Dow Jones Industrial Average, which includes 30 of the nationis largest companies, rose 6 percent.

The across-the-board strength of the equity market and, especially, the enormous gains in the Nasdaq over this period, left many investors wondering if this upward trend was sustainable. The answer came just after the periodis end, as a sharp sell-off erased all of the marketis gains of the first three months of 2000. The sell-off was most pronounced, by far, in the Nasdaq Composite. Nonetheless, at May 1, 2000, the Nasdaq remained up 41 percent from its September 30, 1999 level.

For the six months ended March 31, bonds remained depressed, the result of several forces weighing on all fixed-income markets. The Federal Reserve began raising short-term interest rates at the end of June 1999, and has now raised interest rates five times. Tax-loss selling and investor preference for equities over fixed-income securities placed additional pressure on bonds.

Looking ahead, the market is still trying to find direction. Currently, economic news suggests that the economy remains sufficiently strong to perhaps prompt additional interest rate hikes by the Federal Reserve. Other factors that may affect the market during the coming year include the presidential election, the high trade deficit and the implications of that deficit for the value of the U.S. dollar abroad.

Overall, investors have been rewarded well in recent years. Those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the marketis occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is essential. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, is your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,
Robert L. Hechler
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United High Income Fund II, Inc.

PORTFOLIO STRATEGY:
Invests generally in High-Risk, High-Yield Fixed Income Securities Maximum 20% Common Stock

OBJECTIVE:
To seek a high level of current income as its primary goal, with a secondary goal of capital growth when consistent with its primary goal.

STRATEGY:
Invests primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities. The Fund may invest up to 20% of its total assets in common stock in order to seek capital growth.

FOUNDED:
1986

SCHEDULED DIVIDEND FREQUENCY:
MONTHLY

PERFORMANCE SUMMARY -- Class A Shares
PER SHARE DATA
For the Six Months Ended March 31, 2000
---------------------------------------

DIVIDENDS PAID       $0.17
                     =====
NET ASSET VALUE ON
   3/31/00            $ 3.75
   9/30/99              3.88
                    ------
CHANGE PER SHARE    $(0.13)
                    ======

Past performance is not necessarily indicative of future results.
TOTAL RETURN HISTORY
                              Average Annual Total Return
                              ---------------------------
                              With          Without
Period                        Sales Load*   Sales Load**
------                        ----------    ----------
 1-year period ended 3-31-00    -6.73%         -1.04%
 5-year period ended 3-31-00     6.67%          7.94%
10-year period ended 3-31-00     9.36%         10.01%

*Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods. **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.
Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 2000, United High Income Fund II, Inc. had net assets totaling $332,116,130 invested in a diversified portfolio of:
          81.90%    Corporate Debt Securities
          9.79%     Common and Preferred Stocks and Warrants
          7.14%     Cash and Cash Equivalents and Unrealized Gain on Open
                    Forward Currrency Contracts
          1.17%     Other Government Security

As a shareholder of United High Income Fund II, Inc., for every $100 you had invested on March 31, 2000, your Fund owned:
          $45.82 Transportation, Communication, Electric and Sanitary Services Bonds
          15.34     Services Bonds
          14.57     Manufacturing Bonds
          9.79      Common and Preferred Stocks and Warrants
          7.14 Cash and Cash Equivalents and Unrealized Gain on Open Forward Currrency Contracts
          5.05      Wholesale and Retail Trade Bonds
          1.17      Other Government Security
          1.12      Miscellaneous Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000
                                                  Shares              Value
COMMON AND PREFERRED STOCKS
  AND WARRANTS

Business Services - 0.63%
  Clear Channel Communications, Inc.* ..........    28,932     $  1,998,116
  Cybernet Internet Services
   International, Inc., Warrants (A)*  .........     1,000          100,000
   Total  ......................................                  2,098,116
Cable and Other Pay Television Services - 0.16%
  Adelphia Communications Corporation,
   13.0% Preferred  ............................     5,000          540,000
Chemicals and Allied Products - 1.52%
  Smith International, Inc.* ...................    65,000        5,037,500
Communication - 2.18%
  Allegiance Telecom, Inc., Warrants (A)*.......     2,500          375,000
  Crown Castle International Corp.* ............    30,000        1,135,312
  IXC Communications, Inc.,
   12.5% Preferred  ............................       317          326,510
  IntelCom Group Inc., Warrants (A)* ...........     7,425          222,750
  Intermedia Communications Inc.,
   13.5% Preferred*  ...........................     3,751        3,601,625
  MetroNet Communications Corp.,
   Warrants (A)*  ..............................     1,000          145,000
  ONO Finance Plc, Rights (A)* .................     2,500          375,000
  OnePoint Communications Corp.,
   Warrants (A)*  ..............................     2,000           40,000
  Primus Telecommunications Group,
   Incorporated, Warrants*  ....................     2,000          124,000
  VersaTel Telecom International N.V.,
   Warrants (A)*  ..............................     1,500          900,000
   Total  ......................................                  7,245,197
Electric, Gas and Sanitary Services - 0.00%
  Consolidated Hydro, Inc.,
   Class B Warrants*  ..........................     7,578               15
  Consolidated Hydro, Inc.,
   Class C Warrants*  ..........................     4,919               10
   Total  ......................................                         25
Electronic and Other Electric Equipment - 0.50%
  Level 3 Communications, Inc.* ................    15,000        1,585,781
  Metricom, Inc., Warrants* ....................     1,250           62,500
   Total  ......................................                  1,648,281

See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000
COMMON AND PREFERRED STOCKS
  AND WARRANTS (Continued)	                        Shares           Value
Engineering and Management Services - 0.05%
  Harris Interactive Inc.* .....................    26,400       $  174,488
Food and Kindred Products - 0.50%
  Keebler Foods Company ........................    57,500        1,649,531
Nondepository Institutions - 0.25%
  California Federal Preferred Capital
   Corporation, 9.125% Preferred  ..............    37,500          820,313
Oil and Gas Extraction - 0.67%
  Burlington Resources Incorporated ............    60,000        2,220,000
Paper and Allied Products - 0.18%
  SF Holdings Group, Inc., Class C (A)*.........       870                9
  SF Holdings Group, Inc., 13.75%
   Preferred  ..................................       100          455,000
  SF Holdings Group, Inc., 13.75%
   Preferred (A)*  .............................        30          135,554
   Total  ......................................                    590,563
Petroleum and Coal Products - 1.43%
  Exxon Mobil Corporation ......................    35,000        2,723,437
  Royal Dutch Petroleum Company,
   NY Shares  ..................................    35,000        2,014,688
   Total  ......................................                  4,738,125
Printing and Publishing - 0.30%
  PRIMEDIA Inc., 10.0% Preferred ...............    10,000        1,007,500
Radio and Television Broadcasting Stations - 0.78%
  Infinity Broadcasting Corporation,
   Class A*  ...................................    80,500        2,606,188
Radio Telephone Communications - 0.64%
  Microcell Telecommunications Inc.,
   Warrants (A)*  ..............................    20,000        1,798,120
  Powertel, Inc., Warrants* ....................     5,600          324,800
   Total  ......................................                  2,122,920

TOTAL COMMON AND PREFERRED STOCKS
  AND WARRANTS - 9.79%..........................               $ 32,498,747
  (Cost: $24,742,589)
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000
                                                  Principal
                                                  Amount in
                                                  Thousands          Value
CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.39%
  Hines Horticulture, Inc.,
   11.75%, 10-15-05  ...........................   $ 1,301      $ 1,307,505
Amusement and Recreation Services - 3.80%
  Aztar Corporation,
   8.875%, 5-15-07  ............................     1,150        1,040,750
  Hollywood Park, Inc.,
   9.25%, 2-15-07  .............................     1,750        1,723,750
  Mohegan Tribal Gaming Authority,
   8.75%, 1-1-09  ..............................     1,000          937,500
  Premier Parks Inc.:
   9.25%, 4-1-06  ..............................     2,000        1,860,000
   9.75%, 6-15-07  .............................     2,500        2,356,250
  Station Casinos, Inc.:
   10.125%, 3-15-06  ...........................     1,000        1,007,500
   8.875%, 12-1-08  ............................     2,500        2,300,000
  YankeeNets LLC,
   12.75%, 3-1-07 (A)  .........................     1,500        1,380,000
   Total  ......................................                 12,605,750
Auto Repair, Services and Parking - 0.59%
  Avis Rent A Car, Inc.,
   11.0%, 5-1-09  ..............................     2,000        1,970,000
Automotive Dealers and Service Stations - 0.29%
  TravelCenters of America, Inc.,
   10.25%, 4-1-07  .............................     1,000          960,000
Business Services - 5.24%
  Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-06  ............................     1,750        1,785,000
  Coinmach Corporation,
   11.75%, 11-15-05  ...........................     3,000        2,850,000
  Cybernet Internet Services International,
   Inc.,
   14.0%, 7-1-09  ..............................     1,000          800,000
  Lamar Advertising Company:
   9.625%, 12-1-06  ............................     2,000        2,000,000
   8.625%, 9-15-07  ............................     1,250        1,181,250
  National Equipment Services, Inc.,
   10.0%, 11-30-04  ............................     3,750        3,553,125
  PSINet, Inc.:
   10.0%, 2-15-05  .............................     4,000        3,780,000
   10.5%, 12-1-06 (A)  .........................     1,500        1,440,000
   Total  ......................................                 17,389,375
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
Cable and Other Pay Television Services - 7.53%
  Adelphia Communications Corporation:
   10.25%, 7-15-00  ............................    $1,250      $ 1,250,000
   9.25%, 10-1-02  .............................       950          940,500
   10.5%, 7-15-04  .............................     1,500        1,515,000
  CSC Holdings, Inc.,
   8.125%, 8-15-09  ............................     2,000        2,016,300
  Charter Communications Holdings, LLC
   and Charter Communications Holdings
   Capital Corporation,
   8.625%, 4-1-09  .............................     1,750        1,540,000
  Classic Cable, Inc.,
   9.375%, 8-1-09  .............................     1,750        1,618,750
  Comcast UK Cable Partners Limited,
   0.0%, 11-15-07 (B)  .........................     4,000        3,800,000
  Diamond Cable Communications Plc,
   0.0%, 12-15-05 (B)  .........................     3,000        2,865,000
  Diamond Holdings plc,
   9.125%, 2-1-08  .............................     1,500        1,432,500
  FrontierVision Holdings, L.P.,
   11.0%, 10-15-06  ............................     1,500        1,533,750
  Renaissance Media Group LLC,
   0.0%, 4-15-08 (B)  ..........................     1,750        1,155,000
  Telewest Communications plc:
   0.0%, 10-1-07 (B)  ..........................     1,500        1,402,500
   0.0%, 4-15-09 (A)(B)  .......................     1,000          565,000
  United International Holdings, Inc.,
   0.0%, 2-15-08 (B)  ..........................     5,000        3,375,000
   Total  ......................................                 25,009,300
Chemicals and Allied Products - 0.26%
  Chattem, Inc.,
   8.875%, 4-1-08  .............................     1,000          855,000
Communication - 20.61%
  Alestra, S. de R.L. de C.V.,
   12.625%, 5-15-09  ...........................     2,250        2,255,625
  Allegiance Telecom, Inc.,
   0.0%, 2-15-08 (B)  ..........................     3,250        2,307,500
  Concentric Network Corporation,
   12.75%, 12-15-07  ...........................     1,000        1,045,000
  Crown Castle International Corp.:
   0.0%, 5-15-11 (B)  ..........................     5,000        2,862,500
   9.0%, 5-15-11  ..............................     1,000          920,000
  EchoStar DBS Corporation,
   9.375%, 2-1-09  .............................     6,500        6,272,500
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
  ESAT Telecom Group PLC,
   11.875%, 11-1-09 (C)  ....................... EUR 2,000       $2,432,050
  GST Telecommunications,
   0.0%, 11-15-07 (B)  .........................    $2,500        2,100,000
  Global Crossing Holdings Ltd.,
   9.5%, 11-15-09 (A)  .........................     2,000        1,920,000
  Hyperion Telecommunications, Inc.:
   0.0%, 4-15-03 (B)  ..........................     5,000        4,600,000
   12.0%, 11-1-07  .............................       750          753,750
  ICG Holdings, Inc.,
   0.0%, 9-15-05 (B)  ..........................     2,250        2,103,750
  ICG Services, Inc.,
   0.0%, 5-1-08 (B)  ...........................     2,500        1,350,000
  ITC /\ DeltaCom, Inc.:
   11.0%, 6-1-07  ..............................     2,500        2,537,500
   8.875%, 3-1-08  .............................     1,000          930,000
   9.75%, 11-15-08  ............................     1,500        1,462,500
  Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-06 (B)  ..........................     1,250        1,165,625
  Leap Wireless International, Inc., Units,
   12.5%, 4-15-10 (A)(D)  ......................     2,000        2,000,000
  MetroNet Communications Corp.,
   0.0%, 6-15-08 (B)  ..........................     2,500        1,997,400
  NEXTLINK Communications, Inc.,
   10.75%, 6-1-09  .............................     1,000          960,000
  Nuevo Grupo Iusacell, S.A. de C.V.,...........
   14.25%, 12-1-06 (A)  ........................     2,000        2,170,000
  ONO Finance Plc,
   13.0%, 5-1-09  ..............................     2,500        2,600,000
  OnePoint Communications Corp.,
   14.5%, 6-1-08  ..............................     2,000        1,300,000
  Primus Telecommunications Group, Incorporated:
   11.75%, 8-1-04  .............................     2,000        1,930,000
   12.75%, 10-15-09  ...........................     1,000          975,000
  RSL Communications, Ltd.,
   10.5%, 11-15-08  ............................     4,000        3,420,000
  Rhythms NetConnections Inc.:
   12.75%, 4-15-09  ............................     2,000        1,700,000
   14.0%, 2-15-10 (A)  .........................     2,000        1,740,000
  SpectraSite Holdings, Inc.,
   0.0%, 3-15-10 (A)(B)  .......................     4,000        1,980,000
  Time Warner Telecom LLC and Time Warner
   Telecom Inc.,
   9.75%, 7-15-08  .............................     1,750        1,715,000
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
  VersaTel Telecom B.V.,
   11.875%, 7-15-09  ...........................    $1,250      $ 1,228,125
  VersaTel Telecom International N.V.,
   13.25%, 5-15-08  ............................     1,500        1,533,750
  Viatel Inc.,
   11.5%, 3-15-09  .............................     1,250        1,125,000
  WinStar Communications, Inc.:
   0.0%, 10-15-05 (B)  .........................     2,250        2,317,500
   12.75%, 4-15-10 (A)  ........................       690          727,500
   Total  ......................................                 68,437,575
Depository Institutions - 0.15%
  Sovereign Bancorp, Inc.,
   10.25%, 5-15-04  ............................       500          503,115
Eating and Drinking Places - 1.64%
  Dominois, Inc.,
   10.375%, 1-15-09  ...........................     2,000        1,830,000
  Foodmaker, Inc.,
   8.375%, 4-15-08  ............................     3,000        2,748,750
  NE Restaurant Company, Inc.,
   10.75%, 7-15-08  ............................     1,000          861,250
   Total  ......................................                  5,440,000
Electric, Gas and Sanitary Services - 1.29%
  El Paso Electric Company:
   8.9%, 2-1-06  ...............................     2,000        2,094,000
   9.4%, 5-1-11  ...............................     2,000        2,185,440
   Total  ......................................                  4,279,440
Electronic and Other Electric Equipment - 1.83%
  Covad Communications Group, Inc.,
   12%, 2-15-10 (A)  ...........................     1,500        1,335,000
  Elgar Holdings, Inc.,
   9.875%, 2-1-08  .............................     1,250          612,500
  Level 3 Communications, Inc.:
   11.0%, 3-15-08 (A)  .........................     1,750        1,680,000
   9.125%, 5-1-08  .............................       500          430,000
   0.0%, 12-1-08 (B)  ..........................     2,500        1,443,750
  Metricom, Inc.,
   13%, 2-15-10  ...............................       750          585,000
   Total  ......................................                  6,086,250
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
Fabricated Metal Products - 0.31%
  AXIA Incorporated,
   10.75%, 7-15-08  ............................   $   750      $   577,500
  Neenah Corporation,
   11.125%, 5-1-07  ............................       500          446,250
   Total  ......................................                  1,023,750
Food and Kindred Products - 0.48%
  B & G Foods, Inc.,
   9.625%, 8-1-07  .............................     2,000        1,610,000
Food Stores - 0.41%
  Big V Supermarkets, Inc.,
   11.0%, 2-15-04  .............................     1,500        1,365,000
Furniture and Fixtures - 0.42%
  Sealy Mattress Company,
   0.0%, 12-15-07 (B)  .........................     2,000        1,415,000
Furniture and Home Furnishings Stores - 0.10%
  MTS, INCORPORATED,
   9.375%, 5-1-05  .............................       750          324,375
Health Services - 2.23%
  Abbey Healthcare Group Incorporated,
   9.5%, 11-1-02  ..............................     3,250        3,128,125
  Columbia/HCA Healthcare Corporation,
   7.25%, 5-20-08  .............................       750          665,625
  IASIS Healthcare Corporation,
   13.0%, 10-15-09 (A)  ........................     1,750        1,736,875
  Tenet Healthcare Corporation,
   8.625%, 1-15-07  ............................     2,000        1,885,000
   Total  ......................................                  7,415,625
Hotels and Other Lodging Places - 3.03%
  CapStar Hotel Company,
   8.75%, 8-15-07  .............................     1,000          870,000
  Coast Hotels and Casinos, Inc.,
   9.5%, 4-1-09  ...............................     1,250        1,150,000
  HMH Properties, Inc.,
   7.875%, 8-1-08  .............................     3,000        2,505,000
  Lodgian Financing Corp.,
   12.25%, 7-15-09  ............................     3,000        2,647,500
  Prime Hospitality Corp.:
   9.25%, 1-15-06  .............................     2,000        1,940,000
   9.75%, 4-1-07  ..............................     1,000          952,500
   Total  ......................................                 10,065,000
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
Industrial Machinery and Equipment - 1.26%
  American Standard Inc.,
   9.25%, 12-1-16  .............................   $   825       $  810,562
  Anchor Lamina Inc. and
   Anchor Lamina America, Inc.,
   9.875%, 2-1-08  .............................     1,000          748,750
  Terex Corporation,
   8.875%, 4-1-08  .............................     3,000        2,610,000
   Total  ......................................                  4,169,312
Insurance Carriers - 0.30%
  LifePoint Hospitals Holdings, Inc.,
   10.75%, 5-15-09  ............................     1,000        1,005,000
Miscellaneous Retail - 1.28%
  Frankis Nursery & Crafts, Inc.,
   10.25%, 3-1-08  .............................     2,000          600,000
  Michaels Stores, Inc.,
   10.875%, 6-15-06  ...........................     3,500        3,635,625
   Total  ......................................                  4,235,625
Motion Pictures - 0.45%
  AMC Entertainment Inc.,
   9.5%, 3-15-09  ..............................       750          382,500
  Regal Cinemas, Inc.,
   9.5%, 6-1-08  ...............................     2,500        1,112,500
   Total  ......................................                  1,495,000
Oil and Gas Extraction - 0.28%
  Canadian Forest Oil Co. Ltd.,
   8.75%, 9-15-07  .............................     1,000          920,000
Paper and Allied Products - 2.04%
  Container Corporation of America,
   10.75%, 5-1-02  .............................     2,000        2,020,000
  Fonda Group, Inc. (The),
   9.5%, 3-1-07  ...............................     2,000        1,670,000
  Mail-Well I Corporation,
   8.75%, 12-15-08  ............................     2,000        1,750,000
  SF Holdings Group, Inc.,
   0.0%, 3-15-08 (B)  ..........................     2,500        1,343,750
   Total  ......................................                  6,783,750
Petroleum and Coal Products - 0.37%
  Building Materials Corporation of America,
   8.0%, 12-1-08  ..............................     1,400        1,230,250
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
Primary Metal Industries - 2.20%
  Algoma Steel Inc.,
   12.375%, 7-15-05  ...........................    $1,000      $   975,000
  Commonwealth Aluminum Corporation,
   10.75%, 10-1-06  ............................     2,000        1,990,000
  ISG Resources, Inc.,
   10.0%, 4-15-08  .............................     1,750        1,570,625
  WCI Steel, Inc.,
   10.0%, 12-1-04  .............................     1,000          985,000
  Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-07  ............................     2,000        1,790,000
   Total  ......................................                  7,310,625
Printing and Publishing - 0.81%
  Perry-Judd's Incorporated,
   10.625%, 12-15-07  ..........................       750          594,375
  World Color Press, Inc.,
   8.375%, 11-15-08  ...........................     2,250        2,100,623
   Total  ......................................                  2,694,998
Radio and Television Broadcasting Stations - 5.14%
  Allbritton Communications Company,
   9.75%, 11-30-07  ............................     2,000        1,880,000
  American Radio Systems Corporation,
   9.0%, 2-1-06  ...............................     1,000        1,018,750
  Chancellor Media Corporation of Los Angeles:
   10.5%, 1-15-07  .............................     2,000        2,150,000
   8.0%, 11-1-08  ..............................     3,350        3,299,750
  LIN Holdings Corp.,
   0.0%, 3-1-08 (B)  ...........................     3,500        2,161,250
  Rogers Communications Inc.,
   9.125%, 1-15-06  ............................     3,000        2,985,000
  Salem Communications Corporation,
   9.5%, 10-1-07  ..............................     1,000          930,000
  Spanish Broadcasting System, Inc.,
   9.625%, 11-1-09  ............................     1,750        1,688,750
  Susquehanna Media Co.,
   8.5%, 5-15-09  ..............................     1,000          955,000
   Total  ......................................                 17,068,500
Radio Telephone Communications - 8.39%
  GT Group Telecom, Inc., Units,
   0.0%, 2-1-10 (A)(B)(E)  .....................     2,250        1,260,000
  Intercel, Inc.,
   0.0%, 2-1-06 (B)  ...........................     1,750        1,588,125
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
  Microcell Telecommunications Inc.,
   0.0%, 6-1-06 (B)  ...........................    $5,900      $ 5,221,500
  Nextel Communications, Inc.:
   0.0%, 9-15-07 (B)  ..........................     1,500        1,095,000
   0.0%, 2-15-08 (B)  ..........................     2,500        1,687,500
  Nextel International, Inc.,
   0.0%, 4-15-08 (B)  ..........................     5,125        3,177,500
  Nextel Partners, Inc.,
   0.0%, 2-1-09 (B)  ...........................     5,500        3,520,000
  Sprint Spectrum L.P.,
   0.0%, 8-15-06 (B)  ..........................     5,100        4,881,159
  Tritel PCS, Inc.,
   0.0%, 5-15-09 (B)  ..........................     2,000        1,240,000
  Triton PCS, Inc.,
   0.0%, 5-1-08 (B)  ...........................     2,000        1,375,000
  US Unwired Inc.,
   0.0%, 11-1-09 (A) (B)  ......................     2,500        1,337,500
  VoiceStream Wireless Corporation,
   10.375%, 11-15-09 (A)  ......................     1,500        1,492,500
   Total  ......................................                 27,875,784
Railroad Transportation - 0.22%
  TFM, S.A. de C.V.,
   0.0%, 6-15-09 (B)  ..........................     1,000          730,000
Rubber and Miscellaneous Plastics Products - 1.65%
  Globe Manufacturing Corp.,
   10.0%, 8-1-08  ..............................     1,250          500,000
  Graham Packaging Company and
   GPC Capital Corp. I,
   8.75%, 1-15-08  .............................     1,500        1,215,000
  Home Products International, Inc.,
   9.625%, 5-15-08  ............................     2,500        2,275,000
  LDM Technologies, Inc.,
   10.75%, 1-15-07  ............................     2,000        1,500,000
   Total  ......................................                  5,490,000
Textile Mill Products - 0.93%
  Anvil Knitwear, Inc.,
   10.875%, 3-15-07  ...........................     1,500        1,245,000
  Consoltex Group Inc.,
   11.0%, 10-1-03  .............................     2,000        1,820,000
  Glenoit Corporation,
   11.0%, 4-15-07  .............................       125           28,750
   Total  ......................................                  3,093,750
See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
CORPORATE DEBT SECURITIES (Continued)             Thousands          Value
Transportation by Air - 1.28%
  Atlas Air, Inc.,
   9.375%, 11-15-06  ...........................    $4,500     $  4,241,250
Transportation Equipment - 2.01%
  Delco Remy International, Inc.,
   8.625%, 12-15-07  ...........................     1,650        1,518,000
  Federal-Mogul Corporation:
   7.75%, 7-1-06  ..............................     2,000        1,646,880
   7.875%, 7-1-10  .............................     2,500        2,036,250
  Westinghouse Air Brake Company (The),
   9.375%, 6-15-05  ............................     1,500        1,473,750
   Total  ......................................                  6,674,880
Transportation Services - 0.50%
  Railworks Corporation,
   11.5%, 4-15-09  .............................     1,750        1,653,750
Trucking and Warehousing - 0.86%
  Iron Mountain Incorporated,
   10.125%, 10-1-06  ...........................     1,000          975,000
  Pierce Leahy Corp.,
   9.125%, 7-15-07  ............................     2,000        1,875,000
   Total  ......................................                  2,850,000
Wholesale Trade - Durable Goods - 1.00%
  AAi.Fostergrant, Inc.,
   10.75%, 7-15-06  ............................       500          152,500
  Federal Data Corporation,
   10.125%, 8-1-05  ............................     1,000          680,000
  Heafner (J.H.) Company, Inc. (The),
   10.0%, 5-15-08  .............................     2,500        2,037,500
  WESCO Distribution, Inc.,
   9.125%, 6-1-08  .............................       500          435,000
   Total  ......................................                  3,305,000
Wholesale Trade - Nondurable Goods - 0.33%
  Core-Mark International, Inc.,
   11.375%, 9-15-03  ...........................     1,200        1,119,000

TOTAL CORPORATE DEBT SECURITIES - 81.90% .......               $272,008,534
  (Cost: $292,936,859)

See Notes to Schedule of Investments on page 17.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 2000

                                                  Principal
                                                  Amount in
OTHER GOVERNMENT SECURITY - 1.17%                 Thousands          Value
Mexico
  United Mexican States,
   9.75%, 4-6-05  ..............................    $3,750     $  3,890,625
  (Cost: $3,748,704)
                                                      Face
                                                  Amount in
                                                  Thousands
UNREALIZED GAIN ON OPEN
  FORWARD CURRENCY CONTRACTS - 0.01%
  Euro Dollar, 5-30-00 (C) .....................  EUR 1,268    $     47,915

TOTAL SHORT-TERM SECURITIES - 2.62% ............               $  8,691,778
  (Cost: $8,691,778)

TOTAL INVESTMENT SECURITIES - 95.49% ...........               $317,137,599
  (Cost: $330,119,930)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 4.51%                14,978,531

NET ASSETS - 100.00%  ..........................               $332,116,130

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2000, the value of these securities amounted to $26,855,808 or 8.09% of net assets.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C)  Traded in a foreign currency.
(D) Each unit of Leap Wireless International, Inc. consists of one 12.5% senior note due 2010 and one warrant to purchase common stock.
(E) Each unit of GT Group Telecom, Inc. consists of $1,000 principal amount of 13.25% senior discount notes due 2010 and one warrant to purchase
     4.9106 Class B non-voting shares.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000
(In Thousands, Except for Per Share Amounts)
Assets
  Investment securities -- at value (Notes 1 and 3) ...            $317,138
  Cash  ...............................................                   1
  Receivables:
   Investment securities sold  ........................              13,462
   Interest and dividends  ............................               6,726
   Fund shares sold  ..................................                 135
  Prepaid insurance premium ...........................                  13
                                                                   --------
     Total assets .....................................             337,475
                                                                   --------
Liabilities
  Investment securities purchased......................               3,190
  Payable to Fund shareholders.........................               1,738
  Dividends payable ...................................                 275
  Accrued transfer agency and dividend
   disbursing (Note 2) ................................                  78
  Accrued service fee (Note 2) ........................                  63
  Accrued management fee (Note 2) .....................                   6
  Accrued distribution fee (Note 2) ...................                   5
  Accrued accounting services fee (Note 2) ............                   4
                                                                   --------
     Total liabilities ................................               5,359
                                                                   --------
      Total net assets  ...............................            $332,116
                                                                   ========
Net Assets
  $1.00 par value capital stock
   Capital stock  .....................................            $ 88,635
   Additional paid-in capital  ........................             306,784
  Accumulated undistributed loss:
   Accumulated undistributed net realized
     loss on investment transactions ..................            (50,316)
   Net unrealized depreciation in value of
     investments ......................................            (12,987)
                                                                   --------
     Net assets applicable to outstanding
      units of capital  ...............................            $332,116
                                                                   ========
Net asset value per share (net assets divided
  by shares outstanding)
  Class A .............................................               $3.75
  Class B .............................................               $3.75
  Class C .............................................               $3.75
  Class Y .............................................               $3.75

Capital shares outstanding
  Class A .............................................              87,604
  Class B .............................................                 298
  Class C .............................................                  52
  Class Y .............................................                 681
Capital shares authorized  ............................             400,000

See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 2000
(In Thousands)
Investment Income
  Income (Note 1B):
   Interest and amortization  .........................             $17,321
   Dividends  .........................................                 447
                                                                    -------
     Total income .....................................              17,768
                                                                    -------
  Expenses (Note 2):
   Investment management fee  .........................               1,126
   Service fee:
     Class A...........................................                 430
     Class B...........................................                   1
     Class C...........................................                ---*
   Transfer agency and dividend disbursing:
     Class A...........................................                 389
     Class B...........................................                   1
     Class C...........................................                ---*
   Accounting services fee  ...........................                  28
   Distribution fee:
     Class A...........................................                  12
     Class B...........................................                   2
     Class C...........................................                   1
   Audit fees  ........................................                  11
   Custodian fees  ....................................                   6
   Legal fees  ........................................                   4
   Shareholder servicing - Class Y ....................                   2
   Other  .............................................                  95
                                                                    -------
     Total expenses ...................................               2,108
                                                                    -------
      Net investment income  ..........................              15,660
                                                                    -------
Realized and Unrealized Gain (Loss) on
  Investments (Notes 1 and 3)
  Realized net loss on securities .....................            (12,493)
  Realized net gain on foreign currency transactions ..                  24
                                                                    -------
   Realized net loss on investments  ..................            (12,469)
                                                                    -------
  Unrealized appreciation in value of securities ......                 761
  Unrealized appreciation in value of forward
   currency contracts  ................................                  48
                                                                    -------
   Unrealized appreciation in value of investments
     during the period ................................                 809
                                                                    -------
     Net loss on investments ..........................            (11,660)
                                                                    -------
      Net increase in net assets resulting
        from operations ...............................              $4,000
                                                                    =======

*Not shown due to rounding.
See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)
                                                  For the six   For the fiscal
                                                  months ended  year ended
                                                  March 31,     September 30,
                                                  2000          1999
Decrease in Net Assets                            ------------  --------------
  Operations:
   Net investment income  .............................    15,660   $34,440
   Realized net loss on
     investments  .....................................  (12,469)  (21,144)
   Unrealized appreciation
     (depreciation) ...................................       809   (2,844)
                                                         --------  --------
     Net increase in net assets
      resulting from operations  ......................     4,000    10,452
                                                         --------  --------
  Dividends to shareholders from
   net investment income (Note 1D):*
   Class A  ...........................................  (15,540)  (34,192)
   Class B  ...........................................      (21)       ---
   Class C  ...........................................       (4)       ---
   Class Y  ...........................................     (119)     (248)
                                                         --------  --------
                                                         (15,684)  (34,440)
                                                         --------  --------
  Capital share transactions
   (Note 5)  ..........................................  (29,899)  (20,658)
                                                         --------  --------
        Total decrease ................................  (41,583)  (44,646)
Net Assets
  Beginning of period .................................   373,699   418,345
                                                         --------  --------
  End of period .......................................   332,116  $373,699
                                                         ========  ========
   Undistributed net investment
     income ...........................................      $---      $---
                                                             ====      ====
*See "Financial Highlights" on pages 21 - 24.
See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                         For the
                         six        For the fiscal year ended
                         months     September 30,
                         ended   ------------------------------------
                         3/31/00      1999    1998    1997   1996   1995
                         --------   ------  ------  ------ ------ ------
Net asset value,
  beginning of
  period.................   $3.88    $4.12   $4.42   $4.14  $4.03  $3.96
                            -----    -----   -----   -----  -----  -----
Income from investment
  operations:
  Net investment
   income  ..............     .17      .35     .37     .36    .35    .35
  Net realized and
   unrealized gain
   (loss) on
   investments  .........   (.13)    (.24)   (.30)     .28    .11    .07
                            -----    -----   -----   -----  -----  -----
Total from investment
  operations ............     .04      .11     .07     .64    .46    .42
                            -----    -----   -----   -----  -----  -----
Less dividends declared
  from net investment
  income.................   (.17)    (.35)   (.37)   (.36)  (.35)  (.35)
                            -----    -----   -----   -----  -----  -----
Net asset value,
  end of period .........   $3.75    $3.88   $4.12   $4.42  $4.14  $4.03
                            =====    =====   =====   =====  =====  =====
Total return*  ..........   0.94%    2.66%   1.22%  16.20% 11.90% 11.25%
Net assets, end of
  period (in
  millions) .............    $328     $371    $416    $407   $368   $368
Ratio of expenses to
  average net assets..... 1.17%**    1.06%   0.96%   0.93%  0.95%  0.89%
Ratio of net investment
  income to average
  net assets ............ 8.70%**    8.60%   8.26%   8.54%  8.60%  8.93%
Portfolio turnover
  rate ..................  27.31%   46.17%  58.85%  64.38% 55.64% 26.82%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized
See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:
                          For the
                           period
                             from
                         10/6/99*
                          through
                          3/31/00
                          -------
Net asset value,
  beginning of period ...   $3.88
                             ----
Income from investment
  operations:
  Net investment income .     .15
  Net realized and
   unrealized loss
   on investments  ......   (.13)
                             ----
Total from investment
  operations ............     .02
                             ----
Less dividends declared
  from net investment
   income  ..............   (.15)
                             ----
Net asset value,
  end of period .........   $3.75
                             ====
Total return  ...........   0.31%
Net assets, end of
  period (in
  millions) .............      $1
Ratio of expenses to
  average net assets .... 2.06%**
Ratio of net investment
  income to average
  net assets ............ 7.77%**
Portfolio turnover
  rate ..................27.31%***

  *Commencement of operations.
 **Annualized.
***For the six months ended March 31, 2000.
See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:
                          For the
                           period
                             from
                         10/6/99*
                          through
                          3/31/00
                          -------
Net asset value,
  beginning of period ...   $3.88
                             ----
Income from investment
  operations:
  Net investment income .     .15
  Net realized and
   unrealized loss
   on investments  ......   (.13)
                             ----
Total from investment
  operations ............     .02
                             ----
Less dividends declared
  from net investment
   income  ..............   (.15)
                             ----
Net asset value,
  end of period .........   $3.75
                             ====
Total return  ...........   0.28%
Net assets, end of
  period (000
  omitted) ..............    $195
Ratio of expenses to
  average net assets .... 2.11%**
Ratio of net investment
  income to average
  net assets ............ 7.73%**
Portfolio turnover
  rate ..................27.31%***

  *Commencement of operations.
 **Annualized.
***For the six months ended March 31, 2000.
See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                         For the                                 For the
                         six        For the fiscal year           period
                         months     ended September 30,          from 2/27/96*
                         ended      ---------------------        through
                          3/31/00     1999    1998    1997       9/30/96
                          -------   ------  ------  ------       --------
Net asset value,
  beginning of period....   $3.88    $4.12   $4.42   $4.14         $4.15
                            -----    -----   -----   -----         -----
Income from investment
  operations:
  Net investment
   income  ..............     .18      .36     .37     .37           .21
  Net realized and
   unrealized gain (loss)
   on investments .......   (.13)    (.24)   (.30)     .28         (.01)
                            -----    -----   -----   -----         -----
Total from investment
  operations.............     .05      .12     .07     .65           .20
                            -----    -----   -----   -----         -----
Less dividends declared
  from net investment
  income.................   (.18)    (.36)   (.37)   (.37)         (.21)
                            -----    -----   -----   -----         -----
Net asset value,
  end of period..........   $3.75    $3.88   $4.12   $4.42         $4.14
                            =====    =====   =====   =====         =====
Total return  ...........   1.10%    2.95%   1.38%  16.38%         5.00%
Net assets, end of
  period (in
  millions) .............      $3       $3      $2      $2            $2
Ratio of expenses
  to average net
  assets................. 0.84%**    0.77%   0.79%   0.77%       0.77%**
Ratio of net
  investment income
  to average net
  assets................. 8.98%**    8.89%   8.43%   8.69%       8.83%**
Portfolio
  turnover rate..........  27.31%   46.17%  58.85%  64.38%       55.64%**

 *Commencement of operations.
**Annualized.
See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000

NOTE 1 -- Significant Accounting Policies
United High Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See
     Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions o All of the Fundis net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons
The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                    Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions)     Rate for Each Level
          -------------------------     -------------------
          From $    0 to $   10              $      0
          From $   10 to $   25              $ 10,000
          From $   25 to $   50              $ 20,000
          From $   50 to $  100              $ 30,000
          From $  100 to $  200              $ 40,000
          From $  200 to $  350              $ 50,000
          From $  350 to $  550              $ 60,000
          From $  550 to $  750              $ 70,000
          From $  750 to $1,000              $ 85,000
               $1,000 and Over               $100,000

For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $182,009. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $126,210 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class B and Class C shares and is paid to W&R. The purpose of the deferred sales charge is to compensate W&R for the costs incurred by W&R in connection with the sale of Fund shares.

With respect to Class B shares, the amount of the CDSC will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the first calendar year of investment, 5%; the second calendar year, 4%; the third calendar year, 3%; the fourth calendar year, 3%; the fifth calendar year, 2%; the sixth calendar year, 1% and thereafter, 0%.

If Class C shares are sold within 12 months of buying these shares, a 1% CDSC will be imposed.

The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended March 31, 2000, W&R received $630 and $83 in deferred sales charges from Class B shares and Class C shares, respectively.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fundis average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $6,408 which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions
Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $90,729,400 while proceeds from maturities and sales aggregated $123,765,522. Purchases of short-term securities aggregated $1,433,211,826 while proceeds from maturities and sales aggregated $1,443,389,861. No U.S. Government Securities were bought or sold during the period ended March 31, 2000.

For Federal income tax purposes, cost of investments owned at March 31, 2000 was $330,119,930, resulting in net unrealized depreciation of $13,030,246, of which $12,872,276 related to appreciated securities and $25,902,522 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters
For Federal income tax purposes, the Fund realized capital losses of $1,199,357 during its fiscal year ended September 30, 1999, which included the effect of certain losses deferred into the next fiscal year (see discussion below). Capital loss carryovers aggregated $17,602,416 at September 30, 1999, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows:
$8,229,670 at September 30, 2000; $390,079 at September 30, 2003; $7,783,310
at September 30, 2004; and  $1,199,357 at September 30, 2007.

Internal Revenue Code regulations permits the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1998 through September 30, 1999, the Fund incurred net capital losses of $19,944,947, which have been deferred to the fiscal year ending September 30, 2000.

NOTE 5 -- Multiclass Operations
The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

                                        For the     For the
                                        six months  fiscal year
                                        ended       ended
                                        March 31,   September 30,
                                        2000        1999
                                        ------------------------
Shares issued from sale
  of shares:
  Class A                                3,523       10,626
  Class B                                  315          ---
  Class C                                   53          ---
  Class Y                                    4          655
Shares issued from
  reinvestment of dividends:
  Class A                                3,653        7,683
  Class B                                    5          ---
  Class C                                    1          ---
  Class Y                                   31           60
Shares redeemed:
  Class A                             (15,250)     (23,492)
  Class B                                 (22)          ---
  Class C                                  (2)          ---
  Class Y                                 (44)        (648)
                                        ------       ------
Decrease in
  outstanding capital
  shares                               (7,733)      (5,116)
                                        ======       ======
Value issued from sale
  of shares:
  Class A                             $ 13,620     $ 43,551
  Class B                                1,215          ---
  Class C                                  205          ---
  Class Y                                   14        2,741
Value issued from
  reinvestment of dividends:
  Class A                               14,088       31,283
  Class B                                   21          ---
  Class C                                    4          ---
  Class Y                                  118          246
Value redeemed:
  Class A                             (58,921)     (95,780)
  Class B                                 (86)          ---
  Class C                                  (8)          ---
  Class Y                                (169)      (2,699)
                                      --------     --------
Decrease in outstanding
  capital                            $(29,899)    $(20,658)
                                      ========     ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund II, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund II, Inc. (the "Fund") as of March 31, 2000, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 1999, and the financial highlights for the six-month period ended March 31, 2000, and for each of the five fiscal years in the period ended September 30, 1999. These financial statements and the financial highlights are the responsibility of the Fundis management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United High Income Fund II, Inc. as of March 31, 2000, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 1999, and the financial highlights for the six-month period ended March 31, 2000, and for each of the five fiscal years in the period ended September 30, 1999, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 5, 2000

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Louise D. Rieke, Vice President
Daniel C. Schulte, Vice President

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds
United Accumulative Fund
United Asset Strategy Fund, Inc.
United Bond Fund
United Cash Management, Inc.
United Continental Income Fund, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Income Fund
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Science and Technology Fund
United Small Cap Fund, Inc.
United Tax-Managed Equity Fund, Inc.
United Vanguard Fund, Inc.

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1015SA(3-00)
printed on recycled paper